COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2023	$ 1,363
2024	674
2025	13
Total lease payments	2,050
Less: imputed interest	(147)
Present value of future lease payments	1,903
Less: current maturities of operating leases	(1,296)	$ (564)
Non-current operating leases	$ 607	$ 333
Weighted-average remaining lease term (in years)	1 year 11 months 1 day
Weighted-average discount rate	9.21%